Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
BWX Technologies Inc.	959	$59,535
Curtiss-Wright Corp.	430	60,583
Hexcel Corp.	857	62,827
Huntington Ingalls Industries Inc.	403	101,104
Spirit AeroSystems Holdings Inc., Class A	1,037	75,576
Teledyne Technologies Inc.(a)	361	125,101

		484,726

Air Freight & Logistics — 0.1%
XPO Logistics Inc.(a)	927	73,882

Airlines — 0.3%
Alaska Air Group Inc.	1,218	82,520
Copa Holdings SA, Class A, NVS	318	34,369
JetBlue Airways Corp.(a)	2,904	54,363

		171,252

Auto Components — 0.4%
BorgWarner Inc.	2,083	90,361
Gentex Corp.	2,554	74,015
Goodyear Tire & Rubber Co. (The)	2,348	36,523

		200,899

Automobiles — 0.2%
Harley-Davidson Inc.	1,547	57,533
Thor Industries Inc.	534	39,671

		97,204

Banks — 2.8%
Associated Banc-Corp.	1,608	35,440
Bank of Hawaii Corp.	404	38,445
Bank OZK	1,224	37,338
BankUnited Inc.	945	34,549
BOK Financial Corp.	329	28,755
CIT Group Inc.	953	43,485
Commerce Bancshares Inc.	1,023	69,503
Cullen/Frost Bankers Inc.	568	55,539
East West Bancorp. Inc.	1,466	71,394
First Citizens BancShares Inc./NC, Class A	70	37,255
First Hawaiian Inc.	1,322	38,140
First Horizon National Corp.	3,131	51,849
FNB Corp.	3,255	41,338
PacWest Bancorp.	1,182	45,235
People’s United Financial Inc.	4,449	75,188
Pinnacle Financial Partners Inc.	754	48,256
Popular Inc.	965	56,694
Prosperity Bancshares Inc.	921	66,211
Signature Bank/New York NY	534	72,950
Sterling Bancorp./DE	2,009	42,350
Synovus Financial Corp.	1,411	55,311
TCF Financial Corp.	1,525	71,370
Texas Capital Bancshares Inc.(a)(b)	506	28,726
Umpqua Holdings Corp.	2,210	39,117
Webster Financial Corp.	921	49,144
Western Alliance Bancorp.	958	54,606
Wintrust Financial Corp.	569	40,342
Zions Bancorp. N.A.	1,694	87,952

		1,416,482

Biotechnology — 1.8%
Agios Pharmaceuticals Inc.(a)	605	28,889
Alkermes PLC(a)	1,574	32,110

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	1,070	$123,232
Bluebird Bio Inc.(a)	554	48,613
Exact Sciences Corp.(a)(b)	1,412	130,582
Exelixis Inc.(a)(b)	3,005	52,948
Ionis Pharmaceuticals Inc.(a)	1,295	78,231
Moderna Inc.(a)(b)	2,087	40,822
Neurocrine Biosciences Inc.(a)	914	98,246
Sage Therapeutics Inc.(a)(b)	516	37,250
Sarepta Therapeutics Inc.(a)	713	92,005
Seattle Genetics Inc.(a)	1,158	132,313
United Therapeutics Corp.(a)	437	38,491

		933,732

Building Products — 1.0%
Allegion PLC	936	116,570
AO Smith Corp.	1,368	65,172
Armstrong World Industries Inc.	491	46,139
Fortune Brands Home & Security Inc.	1,409	92,064
Lennox International Inc.	353	86,121
Owens Corning	1,085	70,655
Resideo Technologies Inc.(a)	1,239	14,781

		491,502

Capital Markets — 1.4%
Affiliated Managers Group Inc.	494	41,862
BGC Partners Inc., Class A	2,962	17,594
Eaton Vance Corp., NVS	1,109	51,779
Evercore Inc., Class A	390	29,156
FactSet Research Systems Inc.	378	101,417
Janus Henderson Group PLC	1,586	38,778
Lazard Ltd., Class A	1,027	41,039
Legg Mason Inc.	860	30,883
LPL Financial Holdings Inc.	811	74,815
MarketAxess Holdings Inc.	371	140,650
Morningstar Inc.	198	29,959
SEI Investments Co.	1,282	83,945
Virtu Financial Inc., Class A	513	8,203

		690,080

Chemicals — 1.5%
Albemarle Corp.	1,058	77,276
Ashland Global Holdings Inc.	606	46,377
Axalta Coating Systems Ltd.(a)	2,083	63,323
Cabot Corp.	572	27,181
CF Industries Holdings Inc.	2,198	104,933
Chemours Co. (The)	1,652	29,885
Element Solutions Inc.(a)	2,220	25,930
Huntsman Corp.	2,175	52,548
NewMarket Corp.	70	34,056
Olin Corp.	1,606	27,703
RPM International Inc.	1,287	98,790
Scotts Miracle-Gro Co. (The)	398	42,260
Valvoline Inc.	1,909	40,872
Westlake Chemical Corp.	357	25,044
WR Grace & Co.	573	40,024

		736,202

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	1,114	8,834
Clean Harbors Inc.(a)	520	44,590
IAA Inc.(a)(b)	1,337	62,919
KAR Auction Services Inc.	1,293	28,175
Rollins Inc.	1,424	47,220

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)	898	$57,301

		249,039

Communications Equipment — 0.3%
Ciena Corp.(a)	1,558	66,511
CommScope Holding Co. Inc.(a)(b)	1,929	27,372
EchoStar Corp., Class A(a)	496	21,482
Ubiquiti Inc.(b)	86	16,252
ViaSat Inc.(a)	568	41,575

		173,192

Construction & Engineering — 0.6%
AECOM(a)	1,570	67,714
Fluor Corp.	1,410	26,621
Jacobs Engineering Group Inc.	1,330	119,474
Quanta Services Inc.	1,425	58,012
Valmont Industries Inc.	216	32,352

		304,173

Construction Materials — 0.1%
Eagle Materials Inc.	421	38,168

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)(b)	106	46,887
Navient Corp.	1,959	26,799
OneMain Holdings Inc.	654	27,566
Santander Consumer USA Holdings Inc.	1,050	24,539
SLM Corp.	4,276	38,099

		163,890

Containers & Packaging — 1.3%
AptarGroup Inc.	645	74,575
Ardagh Group SA	188	3,681
Avery Dennison Corp.	840	109,889
Berry Global Group Inc.(a)	1,326	62,972
Crown Holdings Inc.(a)	1,316	95,463
Graphic Packaging Holding Co.	2,914	48,518
O-I Glass Inc.	1,561	18,623
Packaging Corp. of America	945	105,831
Sealed Air Corp.	1,574	62,692
Silgan Holdings Inc.	793	24,646
Sonoco Products Co.	1,003	61,905

		668,795

Distributors — 0.2%
Pool Corp.	388	82,403

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)	578	86,868
frontdoor Inc.(a)	860	40,781
Graham Holdings Co., Class B	43	27,476
Grand Canyon Education Inc.(a)	481	46,075
H&R Block Inc.	2,027	47,594
Service Corp. International/U.S.	1,790	82,394
ServiceMaster Global Holdings Inc.(a)	1,370	52,964

		384,152

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	2,669	57,036
Voya Financial Inc.	1,355	82,628

		139,664

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	992	70,283
Zayo Group Holdings Inc.(a)	2,272	78,725

		149,008

Security	Shares	Value

Electric Utilities — 0.8%
Alliant Energy Corp.	2,423	$132,587
Hawaiian Electric Industries Inc.	1,089	51,030
IDACORP Inc.	505	53,934
OGE Energy Corp.	2,015	89,607
Pinnacle West Capital Corp.	1,132	101,801

		428,959

Electrical Equipment — 0.6%
Acuity Brands Inc.	398	54,924
GrafTech International Ltd.	625	7,262
Hubbell Inc.	546	80,710
nVent Electric PLC	1,526	39,035
Regal Beloit Corp.	411	35,186
Sensata Technologies Holding PLC(a)(b)	1,575	84,845

		301,962

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	814	68,978
Avnet Inc.	1,009	42,822
Cognex Corp.(b)	1,652	92,578
Coherent Inc.(a)	242	40,257
Dolby Laboratories Inc., Class A	636	43,757
FLIR Systems Inc.	1,361	70,867
Jabil Inc.	1,505	62,202
Littelfuse Inc.	238	45,529
National Instruments Corp.	1,317	55,762
SYNNEX Corp.	416	53,581
Trimble Inc.(a)(b)	2,541	105,934
Zebra Technologies Corp., Class A(a)	539	137,682

		819,949

Energy Equipment & Services — 0.3%
Apergy Corp.(a)	778	26,281
Helmerich & Payne Inc.	1,075	48,837
Patterson-UTI Energy Inc.	1,927	20,234
Transocean Ltd.(a)(b)	5,842	40,193

		135,545

Entertainment — 0.8%
Cinemark Holdings Inc.	1,085	36,727
Liberty Media Corp.-Liberty Formula One, Class A(a)	252	11,033
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	1,989	91,424
Lions Gate Entertainment Corp., Class A(a)	506	5,394
Lions Gate Entertainment Corp., Class B, NVS(a)	1,147	11,390
Madison Square Garden Co. (The), Class A(a)	188	55,308
Roku Inc.(a)(b)	861	115,288
World Wrestling Entertainment Inc., Class A	446	28,932
Zynga Inc., Class A(a)	8,644	52,901

		408,397

Equity Real Estate Investment Trusts (REITs) — 6.7%
American Campus Communities Inc.	1,382	64,995
American Homes 4 Rent, Class A	2,602	68,198
Americold Realty Trust	1,929	67,631
Apartment Investment & Management Co., Class A	1,487	76,804
Apple Hospitality REIT Inc.	2,106	34,223
Brandywine Realty Trust	1,778	28,004
Brixmor Property Group Inc.	2,987	64,549
Camden Property Trust	939	99,628
Colony Capital Inc.	4,852	23,047
Columbia Property Trust Inc.	1,170	24,465
CoreSite Realty Corp.	377	42,269
Corporate Office Properties Trust	1,119	32,876

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties Inc.	1,467	$60,440
CubeSmart	1,936	60,945
CyrusOne Inc.	1,131	74,001
Douglas Emmett Inc.	1,671	73,357
Duke Realty Corp.	3,706	128,487
Empire State Realty Trust Inc., Class A	1,508	21,052
EPR Properties	784	55,382
Equity Commonwealth	1,211	39,757
Equity LifeStyle Properties Inc.	1,748	123,042
Gaming and Leisure Properties Inc.	2,036	87,650
Healthcare Trust of America Inc., Class A	2,074	62,801
Highwoods Properties Inc.	1,034	50,573
Hudson Pacific Properties Inc.	1,537	57,868
Iron Mountain Inc.	2,872	91,531
JBG SMITH Properties	1,232	49,144
Kilroy Realty Corp.	1,047	87,843
Kimco Realty Corp.	4,077	84,435
Lamar Advertising Co., Class A	859	76,674
Liberty Property Trust	1,570	94,278
Life Storage Inc.	470	50,892
Macerich Co. (The)	1,430	38,496
Medical Properties Trust Inc.	5,174	109,223
National Retail Properties Inc.	1,723	92,387
Omega Healthcare Investors Inc.	2,194	92,916
Outfront Media Inc.	1,445	38,755
Paramount Group Inc.	1,968	27,395
Park Hotels & Resorts Inc.	2,398	62,036
Rayonier Inc.	1,300	42,588
Regency Centers Corp.	1,680	105,991
Retail Properties of America Inc., Class A	2,141	28,689
Service Properties Trust	1,638	39,853
SITE Centers Corp.	1,511	21,184
SL Green Realty Corp.	805	73,963
Spirit Realty Capital Inc.	999	49,131
STORE Capital Corp.	2,159	80,401
Sun Communities Inc.	912	136,891
Taubman Centers Inc.	585	18,188
VEREIT Inc.	10,772	99,533
VICI Properties Inc.	4,664	119,165
Weingarten Realty Investors	1,224	38,238

		3,371,864

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	368	58,508
Grocery Outlet Holding Corp.(a)(b)	312	10,125
Sprouts Farmers Market Inc.(a)	1,179	22,814
U.S. Foods Holding Corp.(a)	2,206	92,409

		183,856

Food Products — 1.0%
Beyond Meat Inc.(a)(b)	478	36,137
Bunge Ltd.	1,385	79,707
Flowers Foods Inc.	1,967	42,763
Hain Celestial Group Inc. (The)(a)(b)	837	21,724
Ingredion Inc.	672	62,462
Lamb Weston Holdings Inc.	1,475	126,894
Pilgrim’s Pride Corp.(a)	532	17,404
Post Holdings Inc.(a)	657	71,679
Seaboard Corp.	3	12,752
TreeHouse Foods Inc.(a)	565	27,402

		498,924

Security	Shares	Value

Gas Utilities — 0.5%
Atmos Energy Corp.	1,179	$131,883
National Fuel Gas Co.	825	38,395
UGI Corp.	2,100	94,836

		265,114

Health Care Equipment & Supplies — 1.8%
Cantel Medical Corp.(b)	384	27,226
DexCom Inc.(a)	913	199,710
Envista Holdings Corp.(a)	1,426	42,267
Hill-Rom Holdings Inc.	674	76,519
ICU Medical Inc.(a)	193	36,114
Insulet Corp.(a)	598	102,378
Integra LifeSciences Holdings Corp.(a)	712	41,495
Masimo Corp.(a)(b)	477	75,395
Penumbra Inc.(a)	316	51,909
Steris PLC	845	128,795
West Pharmaceutical Services Inc.	738	110,943

		892,751

Health Care Providers & Services — 0.7%
Acadia Healthcare Co. Inc.(a)(b)	878	29,167
Chemed Corp.	157	68,964
Covetrus Inc.(a)(b)	980	12,936
Encompass Health Corp.	986	68,300
Guardant Health Inc.(a)(b)	373	29,146
MEDNAX Inc.(a)	824	22,899
Molina Healthcare Inc.(a)(b)	626	84,942
Premier Inc., Class A(a)(b)	620	23,486

		339,840

Health Care Technology — 0.0%
Change Healthcare Inc.(a)(b)	458	7,507

Hotels, Restaurants & Leisure — 1.7%
Aramark	2,471	107,241
Caesars Entertainment Corp.(a)	5,806	78,962
Choice Hotels International Inc.	337	34,856
Domino’s Pizza Inc.	413	121,331
Dunkin’ Brands Group Inc.	835	63,076
Extended Stay America Inc.	1,836	27,283
Hilton Grand Vacations Inc.(a)	864	29,713
Hyatt Hotels Corp., Class A	364	32,655
International Game Technology PLC	990	14,820
Planet Fitness Inc., Class A(a)	827	61,760
Six Flags Entertainment Corp.	800	36,088
Vail Resorts Inc.	406	97,371
Wendy’s Co. (The)	1,872	41,577
Wyndham Destinations Inc.	902	46,624
Wyndham Hotels & Resorts Inc.	944	59,293

		852,650

Household Durables — 0.9%
Leggett & Platt Inc.	1,320	67,095
Newell Brands Inc.	3,822	73,459
NVR Inc.(a)	33	125,677
PulteGroup Inc.	2,541	98,591
Tempur Sealy International Inc.(a)	461	40,135
Toll Brothers Inc.	1,306	51,600

		456,557

Household Products — 0.1%
Energizer Holdings Inc.	632	31,739
Spectrum Brands Holdings Inc.	419	26,938

		58,677

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy Inc.	2,541	$101,005
Vistra Energy Corp.	4,272	98,213

		199,218

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	568	91,925

Insurance — 2.9%
Alleghany Corp.(a)	141	112,739
American Financial Group Inc./OH	742	81,360
American National Insurance Co.	73	8,591
Assurant Inc.	610	79,959
Assured Guaranty Ltd.	939	46,030
Axis Capital Holdings Ltd.	837	49,751
Brighthouse Financial Inc.(a)	1,089	42,721
Brown & Brown Inc.	1,862	73,512
Erie Indemnity Co., Class A, NVS	249	41,334
Everest Re Group Ltd.	405	112,120
First American Financial Corp.	1,097	63,977
Globe Life Inc.	1,076	113,249
Hanover Insurance Group Inc. (The)	398	54,395
Kemper Corp.	634	49,135
Mercury General Corp.	279	13,596
Old Republic International Corp.	2,852	63,799
Primerica Inc.	415	54,182
Reinsurance Group of America Inc.	633	103,217
RenaissanceRe Holdings Ltd.	441	86,445
Unum Group	2,079	60,624
White Mountains Insurance Group Ltd.	31	34,581
WR Berkley Corp.	1,448	100,057

		1,445,374

Interactive Media & Services — 0.2%
TripAdvisor Inc.	1,064	32,325
Zillow Group Inc., Class A(a)	573	26,209
Zillow Group Inc., Class C, NVS(a)(b)	1,263	58,022

		116,556

Internet & Direct Marketing Retail — 0.3%
Etsy Inc.(a)	1,186	52,540
Grubhub Inc.(a)(b)	923	44,894
Qurate Retail Inc., Series A(a)	3,858	32,523

		129,957

IT Services — 2.5%
Alliance Data Systems Corp.	405	45,441
Amdocs Ltd.	1,365	98,539
Black Knight Inc.(a)	1,446	93,238
Booz Allen Hamilton Holding Corp.	1,372	97,590
CACI International Inc., Class A(a)(b)	247	61,748
CoreLogic Inc.(a)	799	34,924
EPAM Systems Inc.(a)	524	111,172
Euronet Worldwide Inc.(a)	503	79,253
Genpact Ltd.	1,889	79,659
Jack Henry & Associates Inc.	776	113,040
Leidos Holdings Inc.	1,347	131,858
MongoDB Inc.(a)	422	55,539
Okta Inc.(a)(b)	1,056	121,831
Sabre Corp.	2,774	62,249
Switch Inc., Class A	589	8,729
WEX Inc.(a)	435	91,115

		1,285,925

Security	Shares	Value

Leisure Products — 0.3%
Brunswick Corp./DE	816	$48,944
Mattel Inc.(a)	3,459	46,869
Polaris Inc.	578	58,783

		154,596

Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(a)	153	4,578
Avantor Inc.(a)	3,174	57,608
Bio-Rad Laboratories Inc., Class A(a)	215	79,557
Bio-Techne Corp.	378	82,975
Bruker Corp.	1,029	52,448
Charles River Laboratories International Inc.(a)(b)	488	74,547
PerkinElmer Inc.(b)	1,113	108,072
PRA Health Sciences Inc.(a)(b)	633	70,358
QIAGEN NV(a)(b)	2,233	75,475

		605,618

Machinery — 2.7%
AGCO Corp.	636	49,131
Allison Transmission Holdings Inc.	1,102	53,249
Colfax Corp.(a)	938	34,124
Crane Co.	507	43,795
Donaldson Co. Inc.	1,272	73,293
Flowserve Corp.	1,319	65,647
Gardner Denver Holdings Inc.(a)	1,328	48,711
Gates Industrial Corp. PLC(a)(b)	475	6,536
Graco Inc.	1,664	86,528
IDEX Corp.	762	131,064
ITT Inc.	884	65,336
Lincoln Electric Holdings Inc.	591	57,167
Middleby Corp. (The)(a)	560	61,331
Nordson Corp.	577	93,959
Oshkosh Corp.	685	64,835
Pentair PLC	1,686	77,337
Snap-on Inc.	548	92,831
Timken Co. (The)	675	38,009
Toro Co. (The)	1,069	85,167
Trinity Industries Inc.	1,014	22,460
WABCO Holdings Inc.(a)	515	69,783
Woodward Inc.	556	65,853

		1,386,146

Marine — 0.1%
Kirby Corp.(a)(b)	597	53,449

Media — 0.8%
AMC Networks Inc., Class A(a)	426	16,827
Cable One Inc.(b)	51	75,912
Interpublic Group of Companies Inc. (The)	3,888	89,813
John Wiley & Sons Inc., Class A	440	21,349
New York Times Co. (The), Class A	1,468	47,226
News Corp., Class A, NVS	3,862	54,609
News Corp., Class B	1,224	17,760
Nexstar Media Group Inc., Class A	450	52,762
Sinclair Broadcast Group Inc., Class A	621	20,704

		396,962

Metals & Mining — 0.6%
Alcoa Corp.(a)(b)	1,874	40,310
Reliance Steel & Aluminum Co.	659	78,922
Royal Gold Inc.	658	80,440
Steel Dynamics Inc.	2,076	70,667

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
U.S. Steel Corp.(b)	1,737	$19,819

		290,158

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	5,453	96,409
Chimera Investment Corp.	1,874	38,529
MFA Financial Inc.	4,518	34,563
New Residential Investment Corp.	4,198	67,630
Starwood Property Trust Inc.	2,755	68,489
Two Harbors Investment Corp.	2,726	39,854

		345,474

Multi-Utilities — 0.1%
MDU Resources Group Inc.	2,005	59,569

Multiline Retail — 0.4%
Kohl’s Corp.	1,600	81,520
Macy’s Inc.	3,121	53,057
Nordstrom Inc.	1,092	44,695
Ollie’s Bargain Outlet Holdings Inc.(a)	528	34,484

		213,756

Oil, Gas & Consumable Fuels — 1.1%
Antero Midstream Corp.	2,272	17,244
Antero Resources Corp.(a)	2,666	7,598
Centennial Resource Development Inc./DE, Class A(a)(b)	1,962	9,064
Chesapeake Energy Corp.(a)(b)	13,624	11,248
Cimarex Energy Co.	1,008	52,910
EQT Corp.	2,566	27,969
Equitrans Midstream Corp.	2,054	27,441
HollyFrontier Corp.	1,506	76,369
Kosmos Energy Ltd.	3,645	20,777
Murphy Oil Corp.	1,506	40,361
Parsley Energy Inc., Class A	2,727	51,568
PBF Energy Inc., Class A	1,200	37,644
Range Resources Corp.	2,096	10,166
Targa Resources Corp.	2,306	94,154
WPX Energy Inc.(a)	4,171	57,310

		541,823

Paper & Forest Products — 0.0%
Domtar Corp.	574	21,950

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)	1,002	47,765
Nu Skin Enterprises Inc., Class A	560	22,949

		70,714

Pharmaceuticals — 0.7%
Catalent Inc.(a)	1,458	82,085
Horizon Therapeutics PLC(a)	1,874	67,839
Jazz Pharmaceuticals PLC(a)	557	83,149
Nektar Therapeutics(a)(b)	1,696	36,608
Perrigo Co. PLC	1,276	65,918

		335,599

Professional Services — 0.2%
ManpowerGroup Inc.	592	57,483
Robert Half International Inc.	1,144	72,244

		129,727

Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	402	50,974
Jones Lang LaSalle Inc.(b)	523	91,049

		142,023

Security	Shares	Value

Road & Rail — 0.3%
AMERCO	90	$33,824
Knight-Swift Transportation Holdings Inc.(b)	1,242	44,513
Landstar System Inc.	396	45,092
Ryder System Inc.	525	28,513
Schneider National Inc., Class B	552	12,045

		163,987

Semiconductors & Semiconductor Equipment — 1.4%
Cree Inc.(a)	1,085	50,073
Cypress Semiconductor Corp.	3,716	86,694
Entegris Inc.	1,360	68,122
First Solar Inc.(a)(b)	833	46,615
MKS Instruments Inc.	545	59,955
Monolithic Power Systems Inc.	423	75,303
ON Semiconductor Corp.(a)	4,116	100,348
Teradyne Inc.	1,684	114,832
Universal Display Corp.	430	88,610

		690,552

Software — 4.1%
2U Inc.(a)(b)	564	13,530
Alteryx Inc., Class A(a)(b)	461	46,132
Anaplan Inc.(a)	862	45,169
Aspen Technology Inc.(a)	687	83,079
Avalara Inc.(a)(b)	472	34,574
CDK Global Inc.	1,231	67,311
CERENCE Inc.(a)	367	8,305
Ceridian HCM Holding Inc.(a)(b)	940	63,807
Coupa Software Inc.(a)	632	92,430
DocuSign Inc.(a)	1,564	115,908
Dynatrace Inc.(a)	637	16,116
Elastic NV(a)(b)	456	29,321
Fair Isaac Corp.(a)	286	107,158
FireEye Inc.(a)	2,000	33,060
Guidewire Software Inc.(a)	834	91,548
HubSpot Inc.(a)	408	64,668
LogMeIn Inc.	484	41,498
Manhattan Associates Inc.(a)(b)	642	51,200
Medallia Inc.(a)(b)	162	5,040
New Relic Inc.(a)	500	32,855
Nuance Communications Inc.(a)(b)	2,882	51,386
Nutanix Inc., Class A(a)(b)	1,704	53,267
Pagerduty Inc.(a)	424	9,917
Paycom Software Inc.(a)(b)	496	131,321
Paylocity Holding Corp.(a)	348	42,045
Pegasystems Inc.	383	30,506
Pluralsight Inc., Class A(a)	629	10,825
Proofpoint Inc.(a)	561	64,392
PTC Inc.(a)	1,052	78,784
RealPage Inc.(a)	799	42,946
RingCentral Inc., Class A(a)(b)	750	126,503
Smartsheet Inc., Class A(a)	880	39,530
SolarWinds Corp.(a)	460	8,533
Teradata Corp.(a)	1,144	30,625
Trade Desk Inc. (The), Class A(a)	395	102,613
Tyler Technologies Inc.(a)	387	116,108
Zendesk Inc.(a)(b)	1,114	85,366
Zscaler Inc.(a)	639	29,714

		2,097,090

Specialty Retail — 1.1%
AutoNation Inc.(a)	542	26,357

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Burlington Stores Inc.(a)	659	$150,272
Carvana Co.(a)	455	41,883
Dick’s Sporting Goods Inc.	642	31,772
Five Below Inc.(a)	554	70,834
Floor & Decor Holdings Inc., Class A(a)	690	35,059
Foot Locker Inc.	1,072	41,797
L Brands Inc.	2,297	41,622
Penske Automotive Group Inc.	345	17,326
Urban Outfitters Inc.(a)	692	19,217
Williams-Sonoma Inc.	790	58,018

		534,157

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	1,284	45,145
Pure Storage Inc., Class A(a)	2,335	39,952
Xerox Holdings Corp.(a)	1,806	66,587

		151,684

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	1,441	54,974
Carter’s Inc.	438	47,891
Columbia Sportswear Co.	298	29,857
Hanesbrands Inc.	3,633	53,950
Ralph Lauren Corp.	495	58,024
Skechers U.S.A. Inc., Class A(a)	1,329	57,399

		302,095

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)(b)	78	23,668
MGIC Investment Corp.	3,498	49,567
New York Community Bancorp. Inc.	4,553	54,727
TFS Financial Corp.	483	9,505

		137,467

Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,064	50,561
HD Supply Holdings Inc.(a)	1,671	67,208
MSC Industrial Direct Co. Inc., Class A	439	34,448
Univar Solutions Inc.(a)(b)	1,708	41,402
Watsco Inc.	327	58,909
WESCO International Inc.(a)	419	24,885

		277,413

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	739	31,659

Security	Shares	Value

Water Utilities — 0.2%
Aqua America Inc.	2,182	$102,423

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	1,014	25,786
U.S. Cellular Corp.(a)	161	5,833

		31,619

Total Common Stocks — 57.9% (Cost: $26,578,413)		29,207,662

Investment Companies

Exchange Traded Funds — 41.8%
iShares Russell 2000 ETF(b)(c)	127,448	21,114,310

Total Investment Companies — 41.8% (Cost: $19,536,403)		21,114,310

Short-Term Investments

Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	23,097,128	23,106,367
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	61,443	61,443

		23,167,810

Total Short-Term Investments — 45.9% (Cost: $23,167,712)		23,167,810

Total Investments in Securities — 145.6% (Cost: $69,282,528)		73,489,782

Other Assets, Less Liabilities — (45.6)%		(23,029,560)

Net Assets — 100.0%		$50,460,222

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	367,819	22,729,309	(a)	—	23,097,128	$23,106,367	$30,746	(b)	$1,449	$36
BlackRock Cash Funds: Treasury, SL Agency Shares	26,828	34,615	(a)	—	61,443	61,443	673		—	—
iShares Russell 2000 ETF	100,837	56,548		(29,937)	127,448	21,114,310	180,270		344,160	990,552

						$44,282,120	$211,689		$345,609	$990,588

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	11	03/20/20	$92	$54
S&P 500 E-Mini Index	2	03/20/20	32	102

				$156

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,207,662	$—	$—	$29,207,662
Investment Companies	21,114,310	—	—	21,114,310
Money Market Funds	23,167,810	—	—	23,167,810

	$73,489,782	$—	$—	$73,489,782

Derivative financial instruments(a)
Assets
Futures Contracts	$156	$—	$—	$156

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares